As filed with the Securities and Exchange Commission July 14, 2008

                                             File Nos. 002-11346
                                                       811-00537

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  _____

Post-Effective Amendment No.   93                          (X)
                             _____

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   38                                         (X)
              _____

                            FRANKLIN CUSTODIAN FUNDS
                         ______________________________
               (Exact Name of Registrant as Specified in Charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of Principal Executive Offices) (Zip Code)

                                 (650) 312-2000
                                 _______________
              (Registrant's Telephone Number, Including Area Code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        _________________________________________________________________
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)
    [ ] on (date) pursuant to paragraph (b)
    [X] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant's prospectuses and statements of additional information dated February 1, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type 485BPOS on January 25, 2008 (Accession number
0000038721-08-000002), are hereby incorporated by reference. (File Nos. 002-11346 and 811-00537.)

The Registrant's supplement dated June 1, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type 497 on May 30, 2008 (Accession number 0000038721-08-000021), is also incorporated by reference. (File Nos. 002-11346 and 811-00537.)

The Registrant's supplement dated July 1, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type 497 on June 10, 2008 (Accession number 0000912291-08-000013), is also incorporated by reference. (File Nos. 002-11346 and 811-00537.)

The Registrant's supplement dated June 25, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type 497 on June 25, 2008 (Accession number 0000225375-08-000016), is also incorporated by reference. (File Nos. 002-11346 and 811-00537.)




















FCF P-2
                       SUPPLEMENT DATED SEPTEMBER 2, 2008
                    TO THE PROSPECTUS DATED FEBRUARY 1, 2008
                                       OF
                            FRANKLIN CUSTODIAN FUNDS
         (Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income
             Fund, Franklin Utilities Fund, Franklin U.S. Government
                                Securities Fund)

The prospectus is amended as follows:

I. As of September 2, 2008, the Franklin DynaTech Fund offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class.

II. For Franklin DynaTech Fund, the sections entitled "Performance - Class A Annual Total Returns," "Performance - Average Annual Total Returns," and "Fees and Expenses," beginning on page 8 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

27.34%  37.19%  -12.24%  -13.11%  -19.87  38.64%  7.69%  7.18%  2.64%  23.08%
------------------------------------------------------------------------------
98      99       00       01       02     03      04     05     06     07

                                      YEAR

Best Quarter:                             Q4 '99     21.93%
Worst Quarter:                            Q4 '00     -14.78%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2007

                                      1 YEAR   5 YEARS  10 YEARS
------------------------------------------------------------------
Franklin DynaTech Fund - Class A(2)
Return Before Taxes                  15.98%    13.75%   7.35%
Return After Taxes on Distributions  15.60%    13.68%   7.04%
Return After Taxes on Distributions
and Sale of Fund Shares              10.88%    12.08%   6.30%
S&P 500(R) Index(3)                   5.49%    12.83%   5.91%
Nasdaq 100 Index(4)                  18.67%    16.20%   7.72%
(indices reflect no deduction for
fees, expenses, or taxes)

                                                            SINCE
                                                        INCEPTION
                                      1 YEAR   5 YEARS  (2/1/00)
------------------------------------------------------------------
Franklin DynaTech Fund - Class B(2)  18.15%    14.01%   1.80%
S&P 500(R) Index(3)                   5.49%    12.83%   2.34%
Nasdaq 100 Index(4)                  18.67%    16.20%  -6.57%

                                      1 YEAR   5 YEARS  10 YEARS
------------------------------------------------------------------
Franklin DynaTech Fund - Class C(2)  21.10%    14.24%   7.17%
S&P 500(R) Index(3)                   5.49%    12.83%   5.91%
Nasdaq 100 Index(4)                  18.67%    16.20%   7.72%

                                      1 YEAR   5 YEARS  10 YEARS
------------------------------------------------------------------
Franklin DynaTech Fund - Advisor     23.08%    15.11%   7.99%
Class(5)
S&P 500(R) Index(3)                   5.49%    12.83%   5.91%
Nasdaq 100 Index(4)                  18.67%    16.20%   7.72%

                                      1 YEAR   5 YEARS  10 YEARS
------------------------------------------------------------------
Franklin DynaTech Fund - Class R(6)  []        []       []
S&P 500(R) Index(3)                   5.49%    12.83%   5.91%
Nasdaq 100 Index(4)                  18.67%    16.20%   7.72%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of June 30, 2008, the Fund's year-to-date return was -8.92%.
2. Figures reflect sales charges.
3. Source: Standard & Poor's Micropal. The unmanaged S&P 500(R)
Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Source: Standard & Poor's Micropal. The unmanaged Nasdaq 100 Index includes 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The NASDAQ 100 is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
5. Effective May 15, 2008, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to May 15, 2008, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after May 15, 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Effective September 2, 2008, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to September 2, 2008, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after September 2, 2008, actual Class R performance is used reflecting all charges and fees applicable to that class.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     CLASS             CLASS    ADVISOR
                            CLASS A  B(3)     CLASS C  R(5)     CLASS(6)
-----------------------------------------------------------------------
Maximum sales charge
(load) as a percentage of
offering price              5.75%(1) 4.00%    1.00%    None     None
  Load imposed on purchases 5.75%(1) None     None     None     None
  Maximum deferred sales
charge (load)               None(2)  4.00%(4) 1.00%    None     None

Please see "Choosing a Share Class" on page 96 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES      (EXPENSES DEDUCTED FROM FUND ASSETS)

                                     CLASS             CLASS    ADVISOR
                            CLASS A  B(3)     CLASS C  R(5)     CLASS(6)
----------------------------------------------------------------------
Management fees(7)          0.49%    0.49%    0.49%    0.49%    0.49%
Distribution and service
(12b-1) fees                0.24%    1.00%    0.99%    0.50%    None
Other expenses              0.26%    0.26%    0.26%    0.26%    0.26%
                            -------------------------------------------
Total annual Fund
operating expenses          0.99%    1.75%    1.74%    1.25%    0.75%
                            -------------------------------------------

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 101) and purchases by certain retirement plans without an initial sales charge. .
3. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
4. Declines to zero after six years.
5. The Fund began offering Class R shares on September 2, 2008. Total annual Fund operating expenses are based on the expenses for the Fund's Class A shares for the fiscal year ended September 30, 2007.
6. The Fund began offering Advisor Class shares on May 15, 2008. Total annual Fund operating expenses are based on the expenses for the Fund's Class A shares for the fiscal year ended September 30, 2007.
7. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission. For the fiscal year ended September 30, 2007, this fee reduction was less than 0.01% of the Fund's average net assets.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $670(1)   $872     $1,091    $1,718
CLASS B                        $578      $851     $1,149    $1,862(2)
CLASS C                        $277      $548     $944      $2,052
CLASS R                        $127      $397     $686      $1,511
ADVISOR CLASS                  $77       $240     $417      $930
If you do not sell your
shares:
CLASS B                        $178      $551     $949      $1,862(2)
CLASS C                        $177      $548     $944      $2,052

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

II. For Franklin Dynatech Fund:

        The Financial Highlights tables beginning on page 14 are revised to add the following:

                                           SIX MONTHS ENDED
                                            MARCH 31, 2008
CLASS A                                      (UNAUDITED)
                                           -----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of period ....     $  32.33
                                              --------
Income from investment operations (a):

  Net investment income (loss) (b) ......        (0.04)

  Net realized and unrealized
    gains (losses) ......................        (3.80)
                                              --------
Total from investment operations ........        (3.84)
                                              --------
Less distributions from net
  realized gains ........................        (0.71)
                                              --------
Redemption fees .........................           -- (e)
                                              --------
Net asset value, end of period ..........        27.78
                                              ========

Total return (c).........................       (12.16)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses ................................          0.97% (f)

Net investment income (loss) ............        (0.27)%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .......     $458,190

Portfolio turnover rate .................        22.10%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.



                                           SIX MONTHS ENDED
                                            MARCH 31, 2008
CLASS B                                      (UNAUDITED)
                                           ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of period.....     $  30.78
                                              --------
Income from investment operations (a):

  Net investment income (loss) (b)......         (0.15)

  Net realized and unrealized gains
    (losses).............................        (3.60)
                                              --------
Total from investment operations.........        (3.75)
                                              --------
Less distributions from net realized
  gains..................................        (0.71)
                                              --------
Redemption fees.......... ...............           -- (e)
                                              --------
Net asset value, end of period...........     $  26.32
                                              ========

Total return (c).........................       (12.49)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses.................................         1.73% (f)

Net investment income (loss).............        (1.03)%

SUPPLEMENTAL DATA

Net assets, end of period (000's)........     $ 13,743

Portfolio turnover rate..................        22.10%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.



                                            SIX MONTHS ENDED
                                             MARCH 31, 2008
CLASS C                                        (UNAUDITED)
                                            ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of period......    $  30.46
                                              --------
Income from investment operations (a):

  Net investment income (loss) (b)........       (0.15)

  Net realized and unrealized gains
     (losses).............................       (3.56)
                                              --------
Total from investment operations..........       (3.71)
                                              --------
Less distributions from net realized
  gains...................................       (0.71)
                                              --------
Redemption fees...........................          -- (e)
                                              --------
Net asset value, end of period............    $  26.04
                                              ========

Total return (c)..........................      (12.49)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses..................................        1.73% (f)

Net investment income (loss)..............       (1.03)%

SUPPLEMENTAL DATA

Net assets, end of period (000's).........    $ 61,431

Portfolio turnover rate...................       22.10%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.


III. For Franklin Growth Fund:

      (a) Footnote 1 on page 23 under the "Performance" section is revised as follows:

   1. Figures do not reflect sales charges. If they did, returns would be lower. As of June 30, 2008, the Fund's year-to-date return was -11.06%.

      (b) The Financial Highlights" tables beginning on page 29 are revised to add the following:

                                   SIX MONTHS ENDED
                                    MARCH 31, 2008
CLASS A                               (UNAUDITED)
                                   ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
  throughout the period)

Net asset value, beginning
  of period ....................   $     46.36
                                   -----------
Income from investment
  operations (a):

  Net investment income (b)......         0.10

  Net realized and unrealized
    gains (losses) ..............        (5.93)
                                   -----------
Total from investment
  operations. ...................        (5.83)
                                   -----------
Less distributions from net
  investment income .............        (0.13)
                                   -----------
Redemption fees .................           -- (e )
                                   -----------
Net asset value, end of
  period ........................  $     40.40
                                   ===========

Total return (c) ................       (12.61)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses ........................         0.91% (f)

Net investment income ...........         0.46%

SUPPLEMENTAL DATA

Net assets, end of
  period (000's). ...............  $ 1,883,485

Portfolio turnover rate .........         4.14%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d) Ratios are annualized for periods less than one year.

(e) Amount rounds to less than $0.01 per share.

(f) Benefit of expense reduction rounds to less than 0.01%.



                                            SIX MONTHS ENDED
                                             MARCH 31, 2008
CLASS B                                       (UNAUDITED)
                                            ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of period .....    $  44.42
                                              --------
Income from investment operations (a):

  Net investment income (loss) (b)........       (0.06)

  Net realized and unrealized
    gains (losses) .......................       (5.70)
                                              --------
Total from investment operations .........       (5.76)
                                              --------
Redemption fees ..........................          -- (e)
                                              --------
Net asset value, end of period ...........    $  38.66
                                              ========

Total return (c) .........................      (12.97)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses .................................        1.67% (f)

Net investment income (loss) .............       (0.30)%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ........    $109,614

Portfolio turnover rate ..................        4.14%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.



                                            SIX MONTHS ENDED
                                             MARCH 31, 2008
CLASS C                                        (UNAUDITED)
                                            ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of period.....     $   44.03
                                              ---------
Income from investment operations (a):

  Net investment income (loss) (b).......         (0.06)

  Net realized and unrealized
    gains (losses). .....................         (5.64)
                                              ---------
Total from investment operations.........         (5.70)
                                              ---------
Redemption fees .........................            -- (e)
                                              ---------
Net asset value, end of period...........     $   38.33
                                              =========

Total return (c).........................        (12.95)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses.................................          1.67% (f)

Net investment income (loss).............         (0.30)%

SUPPLEMENTAL DATA

Net assets, end of period (000's)........     $ 290,535

Portfolio turnover rate .................          4.14%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d) Ratios are annualized for periods less than one year.

(e) Amount rounds to less than $0.01 per share.

(f) Benefit of expense reduction rounds to less than 0.01%.




                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
CLASS R                               (UNAUDITED)
                                    ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
  throughout the period)

Net asset value, beginning of
  period ......................     $          45.99
                                    ----------------
Income from investment
  operations (a):

  Net investment income
    (loss) (b) ................                 0.05

  Net realized and unrealized
    gains (losses). ...........                (5.90)
                                    ----------------
Total from investment
  operations ..................                (5.85)
                                    ----------------
Less distributions from
  net investment income .......                (0.03)
                                    ----------------
Redemption fees ...............                   -- (e)
                                    ----------------
Net asset value, end of
period ........................     $          40.11
                                    ================

Total return (c)...............               (12.73)%

RATIOS TO AVERAGE NET
  ASSETS (d)

Expenses ......................                 1.17% (f)

Net investment income (loss) ..                 0.20%

SUPPLEMENTAL DATA

Net assets, end of period
  (000's) .....................     $         53,200

Portfolio turnover rate .......                 4.14%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.




                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
                                    ----------------
ADVISOR CLASS                         (UNAUDITED)
                                    ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
  throughout the period)

Net asset value, beginning of
  period ......................     $          46.45
                                    ----------------
Income from investment
  operations (a):

  Net investment income (b)....                 0.15

  Net realized and unrealized
    gains (losses). ...........                (5.94)
                                    ----------------
Total from investment
  operations ..................                (5.79)
                                    ----------------
Less distributions from net
  investment income ...........                (0.23)
                                    ----------------
Redemption fees ...............                   -- (e)
                                    ----------------
Net asset value, end of
  period ......................     $          40.43
                                    ================

Total return (c)...............               (12.51)%

RATIOS TO AVERAGE NET
  ASSETS (d)

Expenses ......................                 0.67% (f)

Net investment income .........                 0.70%

SUPPLEMENTAL DATA

Net assets, end of
  period (000's) ..............     $        295,749

Portfolio turnover rate .......                 4.14%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c)   Total return is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.


IV. For Franklin Income Fund:

      (a) Footnote 1 on page 43 under the "Performance" section is revised as follows:

   2. Figures do not reflect sales charges. If they did, returns would be lower. As of June 30, 2008, the Fund's year-to-date return was -5.33%.

      (b) The Financial Highlights" tables beginning on page 49 are revised to add the following:


                          SIX MONTHS ENDED
                           MARCH 31, 2008
CLASS A                     (UNAUDITED)
                          ----------------
PER SHARE OPERATING
  PERFORMANCE
(for a share outstanding
  throughout the period)

Net asset value,
  beginning of period ... $       2.74
                          ------------

Income from investment
  operations (a):

  Net investment
    income (b)...........         0.08

  Net realized and
    unrealized
     gains (losses) .....        (0.27)
                          ------------

Total from investment
   operations ...........        (0.19)
                          ------------

Less distributions from:

  Net investment
    income ..............        (0.08)

  Net realized gains ....        (0.06)
                          ------------

Total distributions .....        (0.14)
                          ------------

Redemption fees ........            -- (e)
                          ------------

Net asset value,
  end of period ......... $       2.41
                          ============

Total return (c)                 (7.22)%

RATIOS TO AVERAGE
  NET ASSETS (d)

Expenses ...............          0.62% (f)

Net investment income ...         6.25%

SUPPLEMENTAL DATA

Net assets, end
  of period (000's) ..... $ 32,595,956

Portfolio turnover
  rate ..................        22.44%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.

(g) Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.



                               SIX MONTHS ENDED
                                MARCH 31, 2008
CLASS B                           (UNAUDITED)
                               ----------------
PER SHARE OPERATING
  PERFORMANCE
(for a share outstanding
  throughout the period)

Net asset value, beginning
   of period ................   $       2.73
                                ------------

Income from investment
  operations (a):

  Net investment income (b)...          0.07

  Net realized and
   unrealized gains
     (losses) ...............          (0.27)
                                ------------

Total from investment
  operations ................          (0.20)
                                ------------

Less distributions from:

  Net investment income .....          (0.07)

  Net realized gains ........          (0.06)
                                ------------

Total distributions .........          (0.13)
                                ------------

Redemption fees .............             -- (e)
                                ------------

Net asset value, end
  of period .................   $       2.40
                                ============

Total return (c)..............         (7.67)%

RATIOS TO AVERAGE NET
  ASSETS (d)

Expenses ....................           1.47% (f)

Net investment income .......           5.40%

SUPPLEMENTAL DATA

Net assets, end of period
  (000's) ...................   $  3,179,241

Portfolio turnover rate .....          22.44%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.

(g) Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.



                                      SIX MONTHS ENDED
                                       MARCH 31, 2008
CLASS B1                                (UNAUDITED)
                                      ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
  throughout the period)

Net asset value, beginning
  of period ..........................   $    2.74
                                         ---------

Income from investment operations (a):

   Net investment income (b)...........       0.07

   Net realized and unrealized
    gains (losses) ...................       (0.27)
                                         ---------

Total from investment operations .....       (0.20)
                                         ---------

Less distributions from:

   Net investment income .............       (0.07)

   Net realized gains ................       (0.06)
                                         ---------

Total distributions ..................       (0.13)
                                         ---------

Redemption fees ......................          -- (e)
                                         ---------

Net asset value, end of period .......   $    2.41
                                         =========

Total return (c)......................       (7.48)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses .............................        1.12% (f)

Net investment income ................        5.75%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ....   $ 312,529

Portfolio turnover rate ..............       22.44%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.

(g) Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.



                            SIX MONTHS ENDED
                             MARCH 31, 2008
CLASS C                       (UNAUDITED)
                             ------------
PER SHARE OPERATING
  PERFORMANCE
(for a share outstanding
  throughout the period)

Net asset value,
  beginning of period ....  $       2.76
                            ------------

Income from investment
  operations (a):

  Net investment income (b)         0.07

  Net realized and
    unrealized gains
     (losses) ............         (0.28)
                            ------------

Total from investment
   operations ............         (0.21)
                            ------------

Less distributions from:

  Net investment income .          (0.07)

  Net realized gains ....          (0.06)
                            ------------

Total distributions ......         (0.13)
                            ------------

Redemption fees ..........            -- (e)
                            ------------

Net asset value,
  end of period ..........  $       2.42
                            ============

Total return (c) .........         (7.79)%

RATIOS TO AVERAGE
  NET ASSETS (d)

Expenses .................          1.11% (f)

Net investment income ....          5.76%

SUPPLEMENTAL DATA

Net assets, end
  of period (000's) ......  $ 14,892,036

Portfolio turnover
  rate ...................         22.44%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.

(g) Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.




                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
CLASS R                              (UNAUDITED)
                                    ----------------
PER SHARE OPERATING
  PERFORMANCE
(for a share outstanding
  throughout the period)

Net asset value, beginning
  of period ......................     $    2.71
                                       ---------

Income from investment
  operations (a):

  Net investment income (b).......          0.07

  Net realized and
    unrealized
     gains (losses) ..............         (0.27)
                                       ---------

Total from investment
  operations .....................         (0.20)
                                       ---------

Less distributions from:

   Net investment income .........         (0.07)

   Net realized gains ............         (0.06)
                                       ---------

Total distributions ..............         (0.13)
                                       ---------

Redemption fees ..................            -- (e)
                                       ---------

Net asset value, end
  of period ......................     $    2.38
                                       =========

Total return (c) .................         (7.49)%

RATIOS TO AVERAGE
  NET ASSETS (d)

Expenses .........................          0.97% (f)

Net investment income ............          5.90%

SUPPLEMENTAL DATA

Net assets, end of period
  (000's) ........................     $ 290,023

Portfolio turnover rate ..........         22.44%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.

(g) Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.



                                     SIX MONTHS ENDED
                                      MARCH 31, 2008
ADVISOR CLASS                           (UNAUDITED)
                                     ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
  throughout the period)

Net asset value, beginning of
    period ........................    $      2.73
                                       -----------

Income from investment
  operations (a):

   Net investment income (b).......           0.08

   Net realized and unrealized
    gains (losses) ................          (0.28)
                                       -----------

Total from investment
  operations ......................          (0.20)
                                       -----------

Less distributions from:

   Net investment income ..........          (0.08)

   Net realized gains .............          (0.06)
                                       -----------

Total distributions ...............          (0.14)
                                       -----------

Redemption fees ...................             -- (e)
                                       -----------

Net asset value, end of period ....    $      2.39
                                       ===========

Total return (c)...................          (7.57)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses ..........................           0.47% (f)

Net investment income .............           6.40%

SUPPLEMENTAL DATA

Net assets, end of period
  (000's) .........................    $ 5,430,862

Portfolio turnover rate ...........          22.44%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c)   Total return is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.

(g) Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

V. For Franklin Utilities Fund:

      (a) Footnote 1 on page 63 under the "Performance" section is revised as follows:

   3. Figures do not reflect sales charges. If they did, returns would be lower. As of June 30, 2008, the Fund's year-to-date return was -4.76%.

      (b) The Financial Highlights" tables beginning on page 67 are revised to add the following:


                                 SIX MONTHS ENDED
                                  MARCH 31, 2008
CLASS A                            (UNAUDITED)
-------------------------------  ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)

Net asset value,
 beginning of period ..........    $    14.58
                                   ----------
Income from
 investment operations (a):

   Net investment income (b) .....       0.19

   Net realized and
    unrealized
     gains (losses) ...........         (0.71)
                                   ----------
Total from
investment operations .........         (0.52)
                                   ----------
Less distributions from:

   Net investment
    income ....................         (0.20)

   Net
    realized gains ............         (0.74)
                                   ----------
Total distributions ...........         (0.94)
                                   ----------
Redemption fees                            -- (e)
                                   ----------
Net asset
 value, end of period .........    $    13.12
                                   ==========

Total return (c) ...............        (4.18)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses ......................          0.73% (f)

Net investment income .........          2.61%

SUPPLEMENTAL DATA

Net assets, end of
 period (000's) ...............    $2,003,088

Portfolio
 turnover rate ................          5.76%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.




                                      SIX MONTHS ENDED
                                       MARCH 31, 2008
CLASS B                                  (UNAUDITED)
------------------------------------  ----------------
PER SHARE OPERATING PERFORMANCE
(for a  share outstanding
 throughout the period)

Net asset value,
 beginning of period ...............    $  14.56
                                        --------
Income from
 investment operations (a):

   Net investment income (b) ........       0.15

   Net realized
    and unrealized gains (losses) ..       (0.70)
                                        --------

Total from investment
 operations ........................       (0.55)
                                        --------
Less distributions from:

   Net investment income ...........       (0.16)

   Net realized gains ..............       (0.74)
                                        --------
Total distributions . ..............       (0.90)
                                        --------
Redemption fees ....................          -- (e)
                                        --------
Net asset value, end of period .....    $  13.11
                                        ========

Total return (c) ....................      (4.37)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses ...........................        1.23% (f)

Net investment income . ............        2.11%

SUPPLEMENTAL DATA

Net assets, end
 of period (000's) .................    $112,595

Portfolio turnover
 rate ..............................        5.76%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.




                                           SIX MONTHS ENDED
                                             MARCH 31, 2008
CLASS C                                       (UNAUDITED)
-----------------------------------------  ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
 throughout the period)

Net asset value,
 beginning of period ....................    $  14.53
                                             --------
Income from investment operations (a):

   Net investment income (b) .............       0.15

   Net realized and
    unrealized gains (losses) ...........       (0.70)
                                             --------
Total from investment operations ........       (0.55)
                                             --------
Less distributions from:

   Net investment income ................       (0.16)

   Net realized gains ...................       (0.74)
                                             --------
Total distributions . ...................       (0.90)
                                             --------
Redemption fees .........................          -- (e)
                                             --------
Net asset value, end of period ..........    $  13.08
                                             ========

Total return (c).........................       (4.38)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses ................................        1.23% (f)

Net investment income . .................        2.11%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .......    $391,180

Portfolio turnover rate .................        5.76%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.




                                           SIX MONTHS ENDED
                                            MARCH 31, 2008
CLASS R                                      (UNAUDITED)
-----------------------------------------  ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
throughout the period)

Net asset value,
 beginning of period . ..................    $ 14.54
                                             -------
Income from investment operations (a):

   Net investment income (b) .............      0.16

   Net realized and unrealized
    gains (losses) ......................      (0.70)
                                             -------
Total from investment operations ........      (0.54)
                                             -------
Less distributions from:

   Net investment income ................      (0.18)

   Net realized gains ...................      (0.74)
                                             -------
Total distributions . ...................      (0.92)
                                             -------
Redemption fees .........................         -- (e)
                                             -------
Net asset value, end of period ..........    $ 13.08
                                             =======

Total return (c) ........................      (4.37)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses ................................       1.08% (f)

Net investment income . .................       2.26%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .......    $40,899

Portfolio turnover rate .................       5.76%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.




                                         SIX MONTHS ENDED
                                          MARCH 31, 2008
ADVISOR CLASS                             (UNAUDITED)
---------------------------------------  ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
  throughout the period)

Net asset value,
 beginning of period . ................    $ 14.64
                                           -------
Income from investment
 operations (a):

   Net investment income (b) ...........      0.20

   Net realized and unrealized
    gains (losses) ....................      (0.71)
                                           -------
Total from investment
 operations ...........................      (0.51)
                                           -------
Less distributions from:

   Net investment income ..............      (0.21)

   Net realized gains .................      (0.74)
                                           -------
Total distributions . .................      (0.95)
                                           -------
Redemption fees .......................         -- (e)
                                           -------
Net asset value, end of period ........    $ 13.18
                                           =======

Total return (c) .......................     (4.09)%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses ..............................       0.58% (f)

Net investment income . ...............       2.76%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .....    $78,120

Portfolio turnover rate ...............       5.76%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c)   Total return is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.


VI. For Franklin U.S. Government Securities Fund:

      (a) Footnote 1 on page 78 under the "Performance" section is revised as follows:

   4. Figures do not reflect sales charges. If they did, returns would be lower. As of June 30, 2008, the Fund's year-to-date return was 1.53%.

      (b) The Financial Highlights" tables beginning on page 83 are revised to add the following:

                              SIX MONTHS ENDED
                               MARCH 31, 2008
CLASS A                         (UNAUDITED)
----------------------------  ----------------
PER SHARE OPERATING
  PERFORMANCE
(for a share outstanding
  throughout the period)

Net asset value, beginning
  of period ................  $      6.39
                              -----------

Income from investment
  operations (a):

  Net investment
    income (b) .............         0.15

  Net realized and
    unrealized gains
     (losses) ..............         0.19
                              -----------

Total from investment
  operations ...............         0.34
                              -----------

Less distributions from
  net investment income ....        (0.16)
                              -----------

Redemption fees ............           -- (e)
                              -----------

Net asset value, end of
  period ...................  $      6.57
                              ===========

Total return (c) ...........         5.40%

RATIOS TO AVERAGE NET
  ASSETS (d)

Expenses ...................         0.72% (f)

Net investment income ......         4.66%

SUPPLEMENTAL DATA

Net assets, end of
  period (000's) ...........  $ 5,350,470

Portfolio turnover rate ....         8.27%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.



                                      SIX MONTHS ENDED
                                       MARCH 31, 2008
CLASS B                                 (UNAUDITED)
------------------------------------  ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
  throughout the period)

Net asset value, beginning
  of period ........................     $    6.38
                                         ---------

Income from investment
  operations (a):

   Net investment income (b) .......          0.13

   Net realized and unrealized
     gains (losses) ................          0.19
                                         ---------

Total from investment operations ...          0.32
                                         ---------

Less distributions from net
  investment income ................         (0.14)
                                         ---------

Redemption fees ....................            -- (e)
                                         ---------

Net asset value, end of period .....     $    6.56
                                         =========

Total return (c) ...................          5.13%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses ...........................          1.24% (f)

Net investment income ..............          4.14%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ..    $  305,606

Portfolio turnover rate ............          8.27%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.



                                 SIX MONTHS ENDED
                                  MARCH 31, 2008
CLASS C                            (UNAUDITED)
-------------------------------  ---------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ......................    $    6.36
                                    ---------
Income from investment
operations (a):

   Net investment income (b) ...         0.13

   Net realized and
   unrealized gains (losses) ...         0.19
                                    ---------
Total from investment
operations .....................         0.32
                                    ---------
Less distributions from net
investment income ..............        (0.14)
                                    ---------
Redemption fees ................           --  (e)
                                    ---------
Net asset value, end
of period ......................    $    6.54
                                    =========

Total return (c) ...............         5.15%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses .......................         1.24% (f)

Net investment income ..........         4.14%

SUPPLEMENTAL DATA

Net assets, end of
period (000's) .................    $ 524,267

Portfolio turnover rate ........         8.27%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.



                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
CLASS R                               (UNAUDITED)
-------------------------------     ---------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
throughout the period)

Net asset value, beginning
of period .....................          $   6.39
                                         --------
Income from investment
operations (a):

   Net investment income (b) ..              0.14

   Net realized and
   unrealized gains (losses) ..              0.18
                                         --------
Total from investment
operations ....................              0.32
                                         --------
Less distributions from net
investment income .............             (0.15)
                                         --------
Redemption fees ...............                --  (e)
                                         --------
Net asset value,
end of period .................          $   6.56
                                         ========

Total return (c)...............              5.05%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses ......................              1.09% (f)

Net investment income .........              4.29%

SUPPLEMENTAL DATA

Net assets, end of period (000's)        $ 84,631

Portfolio turnover rate .......              8.27%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.



                                  SIX MONTHS ENDED
                                   MARCH 31, 2008
ADVISOR CLASS                       (UNAUDITED)
-------------------------------   ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
throughout the period)

Net asset value, beginning
of period .....................        $    6.41
                                       ---------
Income from investment
operations (a):

   Net investment income (b) ..             0.16

   Net realized and
   unrealized gains (losses) ..             0.19
                                       ---------
Total from investment
operations ....................             0.35
                                       ---------
Less distributions from net
investment income .............            (0.17)
                                       ---------
Redemption fees ...............               --  (e)
                                       ---------
Net asset value,
end of period .................        $    6.59
                                       =========

Total return (c) ..............             5.45%

RATIOS TO AVERAGE
NET ASSETS (d)

Expenses ......................             0.59% (f)

Net investment income .........             4.79%

SUPPLEMENTAL DATA

Net assets, end of
period (000's) ..............          $ 552,705

Portfolio turnover rate .......             8.27%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c)   Total return is not annualized for periods less than one year.

(d)   Ratios are annualized for periods less than one year.

(e)   Amount rounds to less than $0.01 per share.

(f)   Benefit of expense reduction rounds to less than 0.01%.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.







FCF SA-2
                       SUPPLEMENT DATED SEPTEMBER 2, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2008
                                       OF
                            FRANKLIN CUSTODIAN FUNDS
         (Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income
             Fund, Franklin Utilities Fund, Franklin U.S. Government
                                Securities Fund)

The statement of additional information is amended as follows:

I. As of September 2, 2008 the Franklin DynaTech Fund offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class.

II. The second paragraph on page 1 is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Funds' Annual Report to Shareholders for the fiscal year ended September 30, 2007, and the unaudited financial statements in the Funds' Semi Annual report to Shareholders for the period ended March 31, 2008, are incorporated by reference (are legally a part of this Part B).

III. The second paragraph under "Organization, Voting Rights and Principal Holders" on page 41 is replaced with the following:

The DynaTech, Growth, Utilities, and U.S. Government Securities Funds currently offer five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The Income Fund currently offers six classes of shares, Class A, Class B, Class B1, Class C, Class R and Advisor Class. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. The DynaTech began offering Advisor Class shares on May 15, 2008 and Class R shares on September 2, 2008. The Funds may offer additional classes of shares in the future. The full title of each class is:

o     Franklin DynaTech Fund - Class A
o     Franklin DynaTech Fund - Class B
o     Franklin DynaTech Fund - Class C
o     Franklin DynaTech Fund - Class R
o     Franklin DynaTech Fund - Advisor Class
o     Franklin Growth Fund - Class A
o     Franklin Growth Fund - Class B
o     Franklin Growth Fund - Class C
o     Franklin Growth Fund - Class R
o     Franklin Growth Fund - Advisor Class
o     Franklin Income Fund - Class A
o     Franklin Income Fund - Class B
o     Franklin Income Fund - Class B1
o     Franklin Income Fund - Class C
o     Franklin Income Fund - Class R
o     Franklin Income Fund - Advisor Class
o     Franklin Utilities Fund - Class A
o     Franklin Utilities Fund - Class B
o     Franklin Utilities Fund - Class C
o     Franklin Utilities Fund - Class R
o     Franklin Utilities Fund - Advisor Class
o     Franklin U.S. Government Securities Fund - Class A
o     Franklin U.S. Government Securities Fund - Class B
o     Franklin U.S. Government Securities Fund - Class C
o     Franklin U.S. Government Securities Fund - Class R
o     Franklin U.S. Government Securities Fund - Advisor Class

IV. The sixth paragraph under "Organization, Voting Rights and Principal Holders" beginning on page 41 is replaced with the following:

As of June 30, 2008, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS                    SHARE CLASS   PERCENTAGE (%)
-------------------------------------------------------------------
GROWTH FUND
Guardian Group Pensions GIAC             R             57.52
1560 Valley Center Parkway, Suite
100
Bethlehem, PA 18017-2275

Corefolio                             Advisor           8.96
Franklin Templeton 529 College
Savings Plan
500 East Broward Blvd., Suite 2100
Fort Lauderdale, FL 33394-3007

Nationwide Trust Company              Advisor          13.42
FBO Franklin Templeton Profit
Sharing 401K Plan
98 San Jacinto Blvd., Suite 1100
Austin, TX 78701-4255

Franklin Templeton Corefolio          Advisor          55.84
Allocation Fund
Franklin Templeton Fund Allocator
Series
500 East Broward Blvd., Suite 2100
Fort Lauderdale, FL 33394-3007

INCOME FUND
Hartford Life Insurance Co               R             17.40
Separate Account
Attention: UIT Operations
P.O. Box 2999 Hartford, CT 06104-2999

Franklin Templeton Founding Funds     Advisor          85.87
Allocation Fund
Franklin Templeton Fund Allocator
Series
500 East Broward Blvd., Suite 2100
Fort Lauderdale, FL 33394-3007

UTILITIES FUND
ING Insurance & Annuity Co.              R             23.34
Separate Account F
1 Orange Way B3N
Windsor, CT 06095-4773

NFS LLC FEBO                             R             29.98
Transamerica Life Insurance Company
1150 Olive Street, Suite 2700
Los Angeles, CA 90015-2211

State Street Bank and Trust Company   Advisor          41.41
Trustee Southern California Edison
Company Stock Saving Plus Plan
105 Rosemont Avenue
Westwood, MA 02090-2318

U.S. GOVERNMENT FUND
TrustLynx & Co.                          R              8.97
P.O. Box 173736
Denver, CO 80217-3736

Community Bank, N.A.                     R             13.49
FBO Amsterdam Memorial Hospital
Employees Pension Plan
6 Rhoads Dr., Suite 7
Utica, New York 13502-6317

Ellard Co.                            Advisor           7.37
C O Fiduciary Trust Co. Intl
P.O. Box 3199 Church Street Station
New York, NY 10008-3199

Age 13-16 Years                       Advisor           7.92
FT 529 College Savings Plan
500 East Broward Blvd., Suite 2100
Fort Lauderdale, FL 33394-3007

Growth Target Fund                    Advisor           5.30
Franklin Templeton Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Conservative Target Fund              Advisor          11.24
Franklin Templeton Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Moderate Target Fund                  Advisor          16.02
Franklin Templeton Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Master Trust Bank of Japan            Advisor          31.65
Operational Service for Investment
Trust Section
Trustee & Agency Service Division
2-11-3 Hamamatsucho Minato-KU
Tokyo, Japan 105 8579

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Funds, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Funds. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

IV. The eighth paragraph under "Organization, Voting Rights and Principal Holders" on page 42 is replaced with the following:

As of June 30, 2008, the officers and board members, as a group, owned of record and beneficially 4.5% of the outstanding shares of the Growth Fund - Advisor Class and less than 1% of the other Funds' classes. The board members may own shares in other funds in Franklin Templeton Investments.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.















                            FRANKLIN CUSTODIAN FUNDS
                               FILE NOS. 002-11346
                                   & 811-00537

                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

    ITEM 23.    EXHIBITS

         The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

        (i) Agreement and Declaration of Trust of Franklin Custodian Funds, a Delaware Statutory Trust dated October 18, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

        (ii) Certificate of Amendment dated December 4, 2006 of Agreement and Declaration of Trust dated October 18, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

        (iii) Certificate of Trust of Franklin Custodian Funds dated October 18, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

        (iv) Certificate of Amendment dated December 4, 2006 to the Certificate of Trust dated October 18, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

      (b)  By-Laws

           (i) By-Laws of Franklin Custodian Funds, a Delaware Statutory Trust dated October 18, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

           (ii) Certificate of Amendment dated December 4, 2006 of By-Laws dated October 18, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

      (c)  Instruments Defining rights of Securities Holders

               Not Applicable

      (d)  Investment Advisory Contracts

           (i) Investment Management Agreement between the Registrant on behalf of the Franklin DynaTech Fund and Franklin Advisers, Inc.
                dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

           (ii) Investment Management Agreement between the Registrant on behalf of the Franklin Income Fund and Franklin Advisers, Inc. dated February 1, 2008 Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A File No. 002-11346 Filing
                Date: May 12, 2008

          (iii) Investment Management Agreement between the Registrant on behalf of the Franklin Growth Fund and Franklin Investment Advisory Services, LLC dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

           (iv) Investment Management Agreement between the Registrant on behalf of the Franklin U.S. Government Securities Fund and Franklin Advisers, Inc. dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

           (v) Investment Management Agreement between the Registrant on behalf of the Franklin Utilities Fund and Franklin Advisers, Inc.
                dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

           (vi) Addendum dated January 1, 2008 to the Investment Management Agreement between the Registrant on behalf of the Franklin DynaTech Fund and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

          (vii) Addendum dated January 1, 2008 to the Investment Management Agreement between the Registrant on behalf of the Franklin Income Fund and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

         (viii) Addendum dated January 1, 2008 to the Investment Management Agreement between the Registrant on behalf of the Franklin Growth Fund and Franklin Investment Advisory Services, LLC
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

           (ix) Addendum dated January 1, 2008 to the Investment Management Agreement between the Registrant on behalf of the Franklin U.S. Government Securities Fund and Franklin Investment Advisory Services, LLC dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

            (x) Addendum dated January 1, 2008 to the Investment Management
                Agreement between the Registrant on behalf of the Franklin Utilities Fund and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

      (e)  Underwriting contracts

           (i) Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

          (ii) Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                Filing: Post-Effective Amendment No. 88 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: November 29, 2004

          (iii) Amendment dated May 15, 2006 to Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

      (f)  Bonus or Profit Sharing Contracts

             Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 74 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: August 19, 1996

           (ii) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 77 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 29, 1998

          (iii) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 78 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: November 27, 1998

           (iv) Amendment dated June 3, 2008 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York made as of February 16, 1996

            (v) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                Filing: Post-Effective Amendment No. 83 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: October 29, 2001

           (vi) Amendment dated June 3, 2008 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York

          (vii) Amendment dated March 19, 2007 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as May 16, 2001
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

         (viii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A File No. 002-11346 Filing
                Date: August 19, 1996

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated March 1, 2008 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

      (i)  Legal Opinion

           (i)  Opinion and Consent of Counsel dated January 25, 2008
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

      (j)  Other Opinions

           (i)  Consent of Independent Registered Public Accounting Firm
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

      (k)  Omitted Financial Statements

             Not Applicable

      (l)  Initial Capital Agreements

           (i)  Letter of Understanding dated April 12, 1995
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: April 27, 1995

           (ii) Subscription Agreement for DynaTech Fund - Class C dated September 13, 1996
                Filing: Post-Effective Amendment No. 75 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: December 31, 1996

      (m)  Rule 12b-1 Plan

           (i) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund - Class A, and Franklin/Templeton Distributors, Inc., dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

           (ii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund - Class A, and
                Franklin/Templeton Distributors, Inc., dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

          (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund - Class A, and
                Franklin/Templeton Distributors, Inc., dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

           (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Government Securities Fund - Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

           (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Utilities Fund - Class A, and Franklin/Templeton Distributors, Inc., dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

           (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Dynatech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class C, and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

         (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin DynaTech Fund, Franklin Growth Fund and Franklin Income Fund - Class B, and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

         (viii) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Income Fund - Class B1, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class B, and Franklin/Templeton Distributors, Inc.
                dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

          (ix) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class R, and Franklin/Templeton Distributors, Inc dated February 1, 2008
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008

          (x) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Dynatech Fund - Class R and Franklin/Templeton Distributors, Inc.

      (n)  Rule 18f-3 Plan

           (i) Multiple Class Plan on behalf of Franklin DynaTech Fund dated October 16, 2007
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

           (ii) Multiple Class Plan on behalf of Franklin Growth Fund dated October 17, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

          (iii) Multiple Class Plan on behalf of Franklin Income Fund dated October 17, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

           (iv) Multiple Class Plan on behalf of
                Franklin U.S. Government Securities Fund dated October 17, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

            (v) Multiple Class Plan on behalf of Franklin Utilities Fund dated October 17, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

           (vi) Form of Multiple Class Plan on behalf of Franklin DynaTech Fund

      (p)  Code of Ethics

            (i) Code of Ethics dated May, 2008

      (q)  Power of Attorney

            (i) Power of Attorney dated February 25, 2008 for
                Franklin Custodian Funds, a Delaware Statutory Trust
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: May 12, 2008


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
           REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of the Registrant's managers also serve as officers and/or directors or trustees for (1) the advisors' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Forms ADV of the Funds' investment advisors Franklin Advisers, Inc. (SEC File 801-26292) and, Franklin Investment Advisory Services, LLC. (SEC File 801-52152) incorporated herein by reference, which sets forth the officers and directors of the investment advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b) The information required by this item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 will be kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

ITEM 29.  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS

    Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 9th day of July, 2008.



                                      FRANKLIN CUSTODIAN FUNDS
                                     (Registrant)

                                         /s/ David P. Goss
                                     By: ________________________
                                         David P. Goss
                                         Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

CHARLES B. JOHNSON*                     Chief Executive Officer-
-------------------                     Investment Management
Charles B. Johnson                      Dated: July 9, 2008


GALEN G. VETTER*                        Chief Executive Officer-
----------------                        Finance and Administration
Galen G. Vetter                         Dated: July 9, 2008


LAURA F. FERGERSON*                     Chief Financial Officer and
-------------------                     Chief Accounting Officer
Laura F. Fergerson                      Dated: July 9, 2008


HARRIS J. ASHTON*                       Trustee
-----------------                       Dated: July 9, 2008
Harris J. Ashton

ROBERT F. CARLSON*                      Trustee
------------------                      Dated: July 9, 2008
Robert F. Carlson

SAM GINN*                               Trustee
---------                               Dated: July 9, 2008
Sam Ginn

EDITH E. HOLIDAY*                       Trustee
-----------------                       Dated: July 9, 2008
Edith E. Holiday

RUPERT H. JOHNSON, JR.*                 Trustee
-----------------------                 Dated: July 9, 2008
Rupert H. Johnson, Jr.

FRANK W.T. LAHAYE*                      Trustee
------------------                      Dated: July 9, 2008
Frank W.T. LaHaye

FRANK A. OLSON*                         Trustee
---------------                         Dated: July 9, 2008
Frank A. Olson

LARRY D. THOMPSON*                      Trustee
------------------                      Dated: July 9, 2008
Larry D. Thompson

JOHN B WILSON*                          Trustee
--------------                          Dated: July 9, 2008
John B. Wilson

        /s/ David P. Goss
*By   ____________________________
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)


                            FRANKLIN CUSTODIAN FUNDS
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.             DESCRIPTION                        LOCATION

EX-99.(a)(i)            Agreement and Declaration of            *
                        Trust of Franklin Custodian Funds,
                        a Delaware Statutory Trust
                        dated October 18, 2006

EX-99.(a)(ii)           Certificate of Amendment dated          *
                        December 4, 2006 of Agreement and
                        Declaration of Trust
                        dated October 18, 2006

EX-99.(a)(iii)          Certificate of Trust of Franklin        *
                        Custodian Funds dated October
                        18, 2006

EX-99.(a)(iv)           Certificate of Amendment dated          *
                        December 4, 2006 to the Certificate
                        of Trust dated October 18, 2006

EX-99.(b)(i)            By-Laws of Franklin Custodian           *
                        Funds, a Delaware Statutory Trust
                        dated October 18, 2006

EX-99.(b)(ii)           Certificate of Amendment dated          *
                        December 4, 2006 of By-Laws
                        dated October 18, 2006

EX-99.(d)(i)            Investment Management Agreement         *
                        between the Registrant on behalf
                        of the Franklin DynaTech Fund
                        and Franklin Advisers, Inc.
                        dated February 1, 2008

EX-99.(d)(ii)           Investment Management Agreement         *
                        between the Registrant on behalf of
                        the Franklin Income Fund and Franklin
                        Advisers, Inc. dated February 1, 2008

EX-99.(d)(iii)          Investment Management Agreement         *
                        between the Registrant on behalf
                        of the Franklin Growth Fund and
                        Franklin Investment Advisory
                        Services, LLC dated February 1,
                        2008

EX-99.(d)(iv)           Investment Management Agreement         *
                        between the Registrant on behalf
                        of the Franklin U.S. Government
                        Securities Fund and Franklin
                        Advisers, Inc. dated February 1,
                        2008

EX-99.(d)(v)            Investment Management Agreement         *
                        between the Registrant on behalf
                        of the Franklin Utilities Fund
                        and Franklin Advisers, Inc.
                        dated February 1, 2008

EX-99.(d)(vi)           Addendum dated January 1, 2008          *
                        to the Investment Management
                        Agreement between the Registrant
                        on behalf of the Franklin
                        DynaTech Fund and Franklin
                        Advisers, Inc.

EX-99.(d)(vii)          Addendum dated January 1, 2008          *
                        to the Investment Management
                        Agreement between the Registrant
                        on behalf of the Franklin Income
                        Fund and Franklin Advisers, Inc.

EX-99.(d)(viii)         Addendum dated January 1, 2008 to       *
                        the Investment Management Agreement
                        between the Registrant on behalf of the
                        Franklin Growth Fund and Franklin
                        Investment Advisory Services, LLC

EX-99.(d)(ix)           Addendum dated January 1, 2008          *
                        to the Investment Management
                        Agreement between the Registrant
                        on behalf of the Franklin U.S.
                        Government Securities Fund and
                        Franklin Investment Advisory
                        Services, LLC

EX-99.(d)(x)            Addendum dated January 1, 2008          *
                        to the Investment Management
                        Agreement between the Registrant
                        on behalf of the Franklin
                        Utilities Fund and Franklin
                        Advisers, Inc. dated February 1,
                        2008

EX-99.(e)(i)            Distribution Agreement between          *
                        Registrant and Franklin/Templeton
                        Distributors, Inc.
                        dated February 1, 2008

EX-99.(e)(ii)           Form of Selling Agreements              *
                        between Franklin/Templeton
                        Distributors, Inc. and
                        Securities Dealers dated
                        November 1, 2003

EX-99.(e)(iii)          Amendment dated May 15, 2006 to         *
                        Form of Selling Agreements
                        between Franklin/Templeton
                        Distributors, Inc. and
                        Securities Dealers dated
                        November 1, 2003

EX-99.(g)(i)            Master Custody Agreement between        *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(g)(ii)           Amendment dated May 7, 1997 to          *
                        the Master Custody Agreement
                        dated February 16, 1996 between
                        the Registrant and Bank of New
                        York

EX-99.(g)(iii)          Amendment dated February 27,            *
                        1998 to the Master Custody
                        Agreement dated February 16,
                        1996 between the Registrant and
                        Bank of New York

EX-99.(g)(iv)           Amendment dated June 3, 2008 to    Attached
                        Exhibit A of the Master Custody
                        Agreement between Registrant and
                        Bank of New York made as of
                        February 16, 1996

EX-99.(g)(v)            Amended and Restated Foreign            *
                        Custody Manager Agreement between
                        the Registrant and Bank of New York
                        made as of May 16, 2001

EX-99.(g)(vi)           Amendment dated June 3, 2008, to   Attached
                        Schedule 1 of the Amended and
                        Restated Foreign Custody Manager
                        Agreement between the Registrant
                        and Bank of New York as of May
                        16, 2003

EX-99.(g)(vii)          Amendment dated March 19, 2007,         *
                        to Schedule 2 of the Amended and
                        Restated Foreign Custody Manager
                        Agreement between the Registrant
                        and Bank of New York as of May
                        16, 2001

EX-99.(g)(viii)         Terminal Link Agreement between         *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(h)(i)            Subcontract for Fund               Attached
                        Administrative Services dated
                        March 1, 2008 between Franklin
                        Advisers, Inc. and Franklin
                        Templeton Services, LLC

EX-99.(i)(i)            Opinion and Consent of Counsel          *
                        dated January 25, 2008

EX-99.(j)(i)            Consent of Independent                  *
                        Registered Public Accounting Firm

EX-99.(l)(i)            Letter of Understanding dated           *
                        April 12, 1995

EX-99.(l)(ii)           Subscription Agreement for              *
                        DynaTech Fund - Class C dated
                               September 13, 1996

EX-99.(m)(i)            Distribution Plan pursuant to           *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin DynaTech Fund - Class A, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(ii)           Distribution Plan pursuant to           *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Growth Fund - Class A, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(iii)          Distribution Plan pursuant to           *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Income Fund - Class A, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(iv)           Distribution Plan pursuant to           *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin U.S. Government
                        Securities Fund - Class A, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(v)            Distribution Plan pursuant to           *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Franklin Utilities Fund - Class A and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(vi)           Distribution Plan pursuant to           *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin DynaTech Fund, Franklin
                        Growth Fund, Franklin Income
                        Fund, Franklin U.S. Government
                        Securities Fund and Franklin
                        Utilities Fund - Class C, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(vii)          Distribution Plan pursuant to           *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Dynatech Fund, Franklin
                        Growth Fund and Franklin Income
                        Fund - Class B, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(viii)         Distribution Plan pursuant to           *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Income Fund - Class B1,
                        Franklin U.S. Government
                        Securities Fund and Franklin
                        Utilities Fund - Class B, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(ix)           Distribution Plan pursuant to           *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Growth Fund, Franklin
                        Income Fund, Franklin U.S.
                        Government Securities Fund and
                        Franklin Utilities Fund - Class
                        R, and Franklin/Templeton
                        Distributors, Inc. dated
                        February 1, 2008

EX-99.(m)(x)            Form of Distribution Plan          Attached
                        pursuant to Rule 12b-1 between
                        the Registrant, on behalf of
                        Franklin Dynatech Fund - Class
                        R, and Franklin/Templeton
                        Distributors, Inc.

EX-99.(n)(i)            Multiple Class Plan on behalf of        *
                        Franklin Dynatech Fund dated
                        October 16, 2007

EX-99.(n)(ii)           Multiple Class Plan on behalf of        *
                        Franklin Growth Fund dated
                        October 17, 2006

EX-99.(n)(iii)          Multiple Class Plan on behalf of        *
                        Franklin Income Fund dated
                        October 17, 2006

EX-99.(n)(iv)           Multiple Class Plan on behalf of        *
                        U.S. Government Securities Fund
                        dated October 17, 2006

EX-99.(n)(v)            Multiple Class Plan on behalf of        *
                        Franklin Utilities Fund dated
                        October 17, 2006

EX-99.(n)(vi)           Form of Multiple Class Plan on     Attached
                        behalf of Franklin Dynatech Fund

EX-99.(p)(i)            Code of Ethics dated May, 2008     Attached

EX-99.(q)(i)            Power of Attorney dated February        *
                        25, 2008 for Franklin Custodian Funds,
                        a Delaware Statutory Trust




*Incorporated By Reference